GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales)(Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	100.00%	100.00%	100.00%
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	44.00%	45.00%	52.00%
USA [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	14.00%	26.00%	15.00%
Korea [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	19.00%	11.00%	6.00%
Germany [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	7.00%	8.00%	12.00%
Other [Member]
Revenue from External Customer [Line Items]
Sales by geographic area (as percentage of total sales)	16.00%	10.00%	15.00%